Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense
	Years Ended September 30
	2015	2014	2013
Stock option grants	$274	220	220
Annual non-employee Director stock award	343	349	221
	$617	569	441

Summary of Stock Activity

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Grants substituted on
January 30, 2015	91,315	$20.31	5.6	$761
Exercised	(16,000)	$12.62		$(95)
Forfeited	—	$—		$—
Outstanding at
September 30, 2015	75,315	$21.95	5.8	$666
Exercisable at
September 30, 2015	54,398	$20.96	5.0	$438
Vested during
twelve months ended
September 30, 2015	8,807			$76

Summary of Stock Options Outstanding
	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.50 – $20.63	8,587	18.88	6.8
$25.79 - $32.23	12,330	28.45	8.8
	20,917	$24.52	8.0	years
Exercisable:
$16.50 - $20.63	31,475	18.47	5.1
$20.64 - $25.78	16,035	22.40	3.3
$25.79 - $32.23	6,888	29.01	8.6
	54,398	$20.96	5.0	years
Total	75,315	$21.95	5.8	years